RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Changes in Stockholders' Deficit (FY) (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 15, 2021
Statement of Changes in Stockholders' Deficit [Abstract]
Net income (loss)	$ (1,573,336)	$ 1,270,320	$ 1,879,261	$ 247,619	$ (156,141)	$ (466,910)	$ (623,050)	$ 1,576,245	$ (375,430)	$ (381,894)	$ 1,550,733
Accumulated Deficit	(4,353,952)			(7,293,245)	(7,010,509)	(6,712,773)	(7,010,509)	(4,353,952)	(7,293,245)	(6,245,863)	2,035,850
Total Stockholders' Deficit	$ (4,353,262)	$ (1,787,647)	$ 1,562,438	(7,292,555)	(7,009,819)	(6,712,083)	(7,009,819)	$ (4,353,262)	(7,292,555)	$ (6,245,173)	$ 2,036,540	$ 0
As Previously Reported [Member]
Statement of Changes in Stockholders' Deficit [Abstract]
Net income (loss)				120,785	(276,230)	(628,828)	(905,058)		(784,272)
Accumulated Deficit				(7,702,087)	(7,292,517)	(6,874,691)	(7,292,517)		(7,702,087)
Total Stockholders' Deficit				(7,701,397)	(7,291,827)	(6,874,001)	(7,291,827)		(7,701,397)
Adjustment [Member]
Statement of Changes in Stockholders' Deficit [Abstract]
Net income (loss)				126,834	120,089	161,918	282,008		408,842
Accumulated Deficit				408,842	282,008	161,918	282,008		408,842
Total Stockholders' Deficit				$ 408,842	$ 282,008	$ 161,918	$ 282,008		$ 408,842